Condensed Consolidated Interim Statements of Stockholders' Equity - USD ($)	Total	Common stock	Additional paid-in capital	Accumulated other comprehensive income	Preferred stock	Warrant [Member]	Accumulated deficit
Beginning Balance at Jun. 30, 2017	$ 6,578,524	$ 1,451	$ 36,678,344	$ 21,178	$ 6,425,410	$ 4,570,574	$ (41,118,433)
Beginning Balance, shares at Jun. 30, 2017		1,450,963
Issuance of shares and warrants - net of issue costs	8,945,336	$ 800	5,371,693			3,572,843
Issuance of shares and warrants - net of issue costs, shares		800,000
Shares issued for services	8,582	$ 1	$ 8,581
Shares issued for services, shares		863
Warrants issued for services	$ 192,400					$ 192,400
Warrants issued for services, Shares	0	0	0	0	0	0	0
Warrants exercised for cash	$ 312,500	$ 25	$ 418,810			$ (106,335)
Warrants exercised for cash, shares		25,000
Stock option expense	495,925		495,925
Performance stock unit expense	48,624		48,624
Series A preferred cash dividend	(8,356)						$ (8,356)
Series B preferred stock dividend		$ 20	176,216				(176,236)
Series B preferred stock dividend, shares		19,841
Loss for the period	(11,138,312)						(11,138,312)
Ending Balance at Jun. 30, 2018	5,435,223	$ 2,297	43,198,193	$ 21,178	$ 6,425,410	8,229,482	(52,441,337)
Ending Balance, shares at Jun. 30, 2018		2,296,667
Shares issued for services	4,139	$ 1	4,138
Shares issued for services, shares		706
Warrants issued for services	30,661					30,661
Performance stock unit expense	61,514		61,514
Stock option expense	132,902		132,902
Series A preferred cash dividend	(2,089)						(2,089)
Series B preferred stock dividend		$ 4	36,081				(36,085)
Series B preferred stock dividend, shares		4,960
Loss for the period	(1,991,804)						(1,991,804)
Ending Balance at Sep. 30, 2018	3,670,546	$ 2,302	43,432,828	21,178	6,425,410	8,260,143	(54,471,315)
Ending Balance, shares at Sep. 30, 2018		2,302,333
Beginning Balance at Jun. 30, 2018	5,435,223	$ 2,297	43,198,193	21,178	6,425,410	8,229,482	(52,441,337)
Beginning Balance, shares at Jun. 30, 2018		2,296,667
Performance stock unit expense	183,205
Loss for the period	(5,465,486)
Ending Balance at Mar. 31, 2019	1,259,161	$ 2,620	47,022,252	21,178	6,146,359	6,055,319	(57,988,567)
Ending Balance, shares at Mar. 31, 2019		2,620,033
Beginning Balance at Jun. 30, 2018	5,435,223	$ 2,297	43,198,193	$ 21,178	6,425,410	8,229,482	$ (52,441,337)
Beginning Balance, shares at Jun. 30, 2018		2,296,667
Issuance of shares and warrants - net of issue costs	2,386,171	$ 1,170	2,332,102			52,899
Issuance of shares and warrants - net of issue costs, shares		1,170,000
Exercise and exchange of warrants	720,165	$ 297	2,930,565			(2,210,697)
Exercise and exchange of warrants, Shares		296,667
Conversion of Series B preferred stock to common stock		$ 52	1,447,524		$ (1,447,576)
Conversion of Series B preferred stock to common stock, Shares		51,876
Reclassification of derivative liability to equity	492,884					492,884
Shares issued for services	13,777	$ 3	$ 13,774
Shares issued for services, shares		3,444
Warrants issued for services	$ 23,715					$ 23,715
Warrants issued for services, Shares	0	0	0	0	0	0	0
Shares issued on reverse stock split	$ 2	$ 2
Shares issued on reverse stock split, Shares		2,433
Stock option expense	426,029		$ 426,029			$ 0
Performance stock unit expense	526,141		526,141
Series A preferred cash dividend	(8,356)						$ (8,356)
Series B preferred stock dividend		$ 18	80,413				(80,431)
Series B preferred stock dividend, shares		18,271
Loss for the period	(8,048,221)						(8,048,221)
Ending Balance at Jun. 30, 2019	$ 1,967,530	$ 3,839	50,954,741	$ 21,178	$ 4,977,834	6,588,283	(60,578,345)
Ending Balance, shares at Jun. 30, 2019	4,699,304	3,839,358
Beginning Balance at Sep. 30, 2018	$ 3,670,546	$ 2,302	43,432,828	21,178	6,425,410	8,260,143	(54,471,315)
Beginning Balance, shares at Sep. 30, 2018		2,302,333
Exercise of warrants for cash	726,481	$ 297	2,936,881			(2,210,697)
Exercise of warrants for cash, Shares		296,667
Conversion of Series B preferred stock to common stock		$ 10	279,041		(279,051)
Conversion of Series B preferred stock to common stock, Shares		10,000
Shares issued for services	2,617		2,617
Shares issued for services, shares		607
Warrants issued for services	(2,859)					(2,859)
Performance stock unit expense	61,514		61,514
Stock option expense	122,751		122,751
Series A preferred cash dividend	(2,089)						(2,089)
Series B preferred stock dividend		$ 5	16,185				(16,190)
Series B preferred stock dividend, shares		4,735
Loss for the period	(1,809,697)						(1,809,697)
Ending Balance at Dec. 31, 2018	2,769,264	$ 2,614	46,851,817	21,178	6,146,359	6,046,587	(56,299,291)
Ending Balance, shares at Dec. 31, 2018		2,614,342
Exercise and exchange of warrants - issue costs	(16,186)		(16,186)
Shares issued for services	3,513	$ 1	3,512
Shares issued for services, shares		956
Warrants issued for services	8,732					8,732
Performance stock unit expense	60,177		60,177
Stock option expense	99,735		99,735
Series A preferred cash dividend	(2,089)						(2,089)
Series B preferred stock dividend		$ 5	23,197				(23,202)
Series B preferred stock dividend, shares		4,735
Loss for the period	(1,663,985)						(1,663,985)
Ending Balance at Mar. 31, 2019	1,259,161	$ 2,620	47,022,252	21,178	6,146,359	6,055,319	(57,988,567)
Ending Balance, shares at Mar. 31, 2019		2,620,033
Beginning Balance at Jun. 30, 2019	$ 1,967,530	$ 3,839	50,954,741	21,178	4,977,834	6,588,283	(60,578,345)
Beginning Balance, shares at Jun. 30, 2019	4,699,304	3,839,358
Issuance of shares and warrants - net of issue costs	$ 6,582,966	$ 4,895	2,489,251			4,088,820
Issuance of shares and warrants - net of issue costs, shares		4,895,000
Exercise of warrants for cash	26,550	$ 2,655	2,421,830			(2,397,935)
Exercise of warrants for cash, Shares		2,655,000
Conversion of Series B preferred stock to common stock		$ 6	174,401		(174,407)
Conversion of Series B preferred stock to common stock, shares		6,250
Shares issued for services	4,843	$ 7	4,836
Shares issued for services, shares		6,925
Stock option expense	50,985		50,985
Series A preferred cash dividend	(2,089)						(2,089)
Series B preferred stock dividend		$ 4	2,042				(2,046)
Series B preferred stock dividend, shares		3,700
Loss for the period	(1,605,871)						(1,605,871)
Ending Balance at Sep. 30, 2019	7,024,914	$ 11,406	56,098,086	21,178	4,803,427	8,279,168	(62,188,351)
Ending Balance, shares at Sep. 30, 2019		11,406,233
Beginning Balance at Jun. 30, 2019	$ 1,967,530	$ 3,839	50,954,741	21,178	4,977,834	6,588,283	(60,578,345)
Beginning Balance, shares at Jun. 30, 2019	4,699,304	3,839,358
Loss for the period	$ (5,302,904)
Ending Balance at Mar. 31, 2020	$ 3,720,486	$ 11,427	56,395,453	21,178	4,803,427	8,382,588	(65,893,587)
Ending Balance, shares at Mar. 31, 2020	4,524,897	11,427,132
Beginning Balance at Sep. 30, 2019	$ 7,024,914	$ 11,406	56,098,086	21,178	4,803,427	8,279,168	(62,188,351)
Beginning Balance, shares at Sep. 30, 2019		11,406,233
Shares issued for services	3,344	$ 5	3,339
Shares issued for services, shares		4,747
Warrants issued for services	34,672					34,672
Stock option expense	159,852		159,852
Series A preferred cash dividend	(2,089)						(2,089)
Series B preferred stock dividend		$ 4	2,548				(2,552)
Series B preferred stock dividend, shares		3,700
Loss for the period	(1,740,051)						(1,740,051)
Ending Balance at Dec. 31, 2019	5,480,642	$ 11,415	56,263,825	21,178	4,803,427	8,313,840	(63,933,043)
Ending Balance, shares at Dec. 31, 2019		11,414,680
Shares issued for services	4,099	$ 8	4,091
Shares issued for services, shares		8,752
Warrants issued for services	98,625					98,625
Warrants expired			29,877			(29,877)
Stock option expense	96,191		96,191
Series A preferred cash dividend	(2,089)						(2,089)
Series B preferred stock dividend		$ 4	1,469				(1,473)
Series B preferred stock dividend, shares		3,700
Loss for the period	(1,956,982)						(1,956,982)
Ending Balance at Mar. 31, 2020	$ 3,720,486	$ 11,427	$ 56,395,453	$ 21,178	$ 4,803,427	$ 8,382,588	$ (65,893,587)
Ending Balance, shares at Mar. 31, 2020	4,524,897	11,427,132